Equity (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 22, 2021	May 07, 2021
Equity
Number of shares issued through initial public offering	41,324,506	4,781,602
Percentage (%)	100.00%	100.00%
Twilio Inc.
Equity
Percentage (%)		0.00%
Class A common shares
Equity
Number of shares issued through initial public offering			11,538,462	199,710
Class A common shares | Twilio Inc.
Equity
Number of shares issued through initial public offering	3,846,153	0	3,846,153
Percentage (%)	9.31%
Class A common shares | D1 former shareholders
Equity
Number of shares issued through initial public offering	1,942,750	0
Percentage (%)	4.70%	0.00%
Class A common shares | Sirena former shareholders
Equity
Number of shares issued through initial public offering	89,131	0
Percentage (%)	0.22%	0.00%
Class A common shares | Spectra I - Fundo de Investimento em Participações
Equity
Number of shares issued through initial public offering	39,940	7,988
Percentage (%)	0.10%	0.17%
Class A common shares | Spectra II - Fundo de Investimento em Participações
Equity
Number of shares issued through initial public offering	159,770	31,954
Percentage (%)	0.39%	0.66%
Class A common shares | Others
Equity
Number of shares issued through initial public offering	11,538,462	0
Percentage (%)	27.91%	0.00%
Class B common shares
Equity
Number of shares issued through initial public offering				23,708,300
Class B common shares | Bobsin LLC
Equity
Number of shares issued through initial public offering	9,578,220	1,915,644
Percentage (%)	23.18%	40.07%
Class B common shares | Oria Zenvia Co-investment Holdings, LP
Equity
Number of shares issued through initial public offering	3,178,880	0
Percentage (%)	7.69%	0.00%
Class B common shares | Oria Zenvia Co-investment Holdings II, LP
Equity
Number of shares issued through initial public offering	3,941,050	0
Percentage (%)	9.54%	0.00%
Class B common shares | Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia
Equity
Number of shares issued through initial public offering	4,372,480	2,298,482
Percentage (%)	10.58%	48.07%
Class B common shares | Oria Tech 1 Inovação Fundo de Investimento em Participações
Equity
Number of shares issued through initial public offering	2,637,670	527,534
Percentage (%)	6.38%	11.03%